Notes on the Consolidated Balance Sheet (Detail Textuals) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets	1 to 4 years
Intangible assets	€ 35,136	€ 9,634	€ 83
Goodwill	€ 23,184	3,324
Period over which management has projected cash flows	next five years
IT hardware
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Value of intangible assets acquired	€ 1,523
Spark Networks, Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase in the amount of goodwill during the period	€ 20,453
Samadhi SAS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.50%
Weighted average cost of capital	8.00%
Remaining CGU's
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Cash generating units, Christian Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	18.10%
Cash generating units, Jdate USA
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	18.10%
Cash generating units, Jdate Israel
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	18.20%
Cash generating units, JSwipe
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	8.10%
Cash generating units, Other Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	23.10%
Brands and trademarks | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets	20 years or indefinite
Remaining useful lives of intangible assets	10 years
Intangible assets	€ 4,917	2,605	0
Licenses and domains | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets	2-5 years
Intangible assets	€ 128	37	60
Software | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	3,503	1,007	0
Software | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	€ 0	0	23
Other intangible assets | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of intangible assets	1.5 years
Intangible assets	€ 2,314	€ 2,661	€ 0